Document and Entity Information	Dec. 10, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001423689
Document Type	8-K
Document Period End Date	Dec. 10, 2020
Entity Registrant Name	AGNC INVESTMENT CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-34057
Entity Tax Identification Number	26-1701984
Entity Address, Address Line One	2 Bethesda Metro Center
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	(301)
Local Phone Number	968-9300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	AGNC
Security Exchange Name	NASDAQ
Depositoryshareseachrepresentinga 11000thinterestinashareof 7.000 Series C Fixedto Floating Rate Cumulative Redeemable Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary shares of 7.000% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	AGNCN
Security Exchange Name	NASDAQ
Depositoryshareseachrepresentinga 11000thinterestinashareof 6.875 Series D Fixedto Floating Rate Cumulative Redeemable Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary shares of 6.875% Series D Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	AGNCM
Security Exchange Name	NASDAQ
Depositoryshareseachrepresentinga 11000thinterestinashareof 6.500 Series E Fixedto Floating Rate Cumulative Redeemable Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary shares of 6.50% Series E Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	AGNCO
Security Exchange Name	NASDAQ
Depositaryshareseachrepresentinga 11000thinterestinashareof 6.125 Series F Fixedto Floating Rate Cumulative Redeemable Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary shares of 6.125% Series F Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	AGNCP
Security Exchange Name	NASDAQ